Notes Payable - Related Parties (Details Narrative) - Parent Company [Member] - USD ($)					3 Months Ended	5 Months Ended		12 Months Ended
	Jan. 05, 2026	Jan. 02, 2026	Aug. 27, 2025	Aug. 15, 2023	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Jul. 31, 2025	Jul. 31, 2024	Jan. 23, 2025	Oct. 23, 2024	Sep. 25, 2024	Jul. 31, 2022	Jul. 31, 2021
Subsequent Event [Member]
Defined Benefit Plan Disclosure [Line Items]
Maturity date		Jun. 30, 2026	Jan. 05, 2026
Promissory Note [Member]
Defined Benefit Plan Disclosure [Line Items]
Promissory notes, principal amount		$ 100,000	$ 25,000
Accrued interest rate	11.00%
Maturity date	Jun. 30, 2026
Frost Gamma Investments Trust [Member]
Defined Benefit Plan Disclosure [Line Items]
Notes payable, description					The Company has outstanding notes payable to Frost Gamma Investments Trust (“Frost Gamma”) which pertained to promissory notes issued in fiscal 2021 and 2022, in the principal amount of $75,000 and $75,000, respectively. The promissory notes accrue interest at a rate of 11% per annum, payable on the maturity date on June 30, 2026, as amended on January 5, 2026. The Frost Gamma promissory note may be prepaid in advance of the maturity date without penalty. Frost Gamma is a trust controlled by Dr. Phillip Frost, a current director of the Company, and who beneficially owns in excess of 10% of the Company’s common stock.	The Company has outstanding notes payable to Frost Gamma Investments Trust (“Frost Gamma”) which pertained to promissory notes issued in fiscal 2021 and 2022, in the principal amount of $75,000 and $75,000, respectively. The promissory notes accrue interest at a rate of 11% per annum, payable on the maturity date on June 30, 2026, as amended on January 5, 2026. The Frost Gamma promissory note may be prepaid in advance of the maturity date without penalty. Frost Gamma is a trust controlled by Dr. Phillip Frost, a current director of the Company, and who beneficially owns in excess of 10% of the Company’s common stock		The Company has outstanding notes payable to Frost Gamma Investments Trust (“Frost Gamma”) which pertained to promissory notes issued in fiscal 2021 and 2022, in the principal amount of $75,000 and $75,000, respectively. The promissory notes accrue interest at a rate of 11% per annum, payable on the maturity date on June 30, 2026, as amended on January 5, 2026. The Frost Gamma promissory note may be prepaid in advance of the maturity date without penalty. Frost Gamma is a trust controlled by Dr. Phillip Frost, a current director of the Company, and who beneficially owns in excess of 10% of the Company’s common stock.
Outstanding notes payable balance					$ 570,000	$ 470,000
Outstanding notes payable balance						470,000		$ 445,000	$ 350,000
Frost Gamma Investments Trust [Member] | Promissory Note [Member]
Defined Benefit Plan Disclosure [Line Items]
Notes payable, description				the Company entered into a new promissory note agreement with Frost Gamma in the principal amount of $200,000, which also accrues interest at a rate of 11% per annum, payable on the maturity date June 30, 2026, as amended on January 5, 2026.
Promissory notes, principal amount			$ 120,000	$ 200,000						$ 120,000	$ 120,000	$ 120,000	$ 75,000	$ 75,000
Accrued interest rate	11.00%
Maturity date	Jun. 30, 2026
Payments on promissory notes					0	0	$ 0		0
Frost Gamma Investments Trust [Member] | Promissory Note [Member] | Subsequent Event [Member]
Defined Benefit Plan Disclosure [Line Items]
Promissory notes, principal amount		$ 100,000.00
Accrued interest rate	11.00%	11.00%
Maturity date	Jun. 30, 2026	Jun. 30, 2026
Dr Jane Hsiao [Member]
Defined Benefit Plan Disclosure [Line Items]
Payments on promissory notes					0	0	$ 0	0	0
Outstanding notes payable balance					$ 150,000	$ 150,000		$ 150,000	$ 150,000
Maturity date description	to extend the maturity date from December 31, 2025 to June 30, 2026
Dr Jane Hsiao [Member] | Promissory Note [Member]
Defined Benefit Plan Disclosure [Line Items]
Notes payable, description					The Company has outstanding notes payable Jane Hsiao, Ph.D. (“Dr. Hsiao”) which pertained to promissory notes issued in fiscal 2021 and 2022, in the principal amount of $75,000 and $75,000, respectively. The promissory notes accrue interest at a rate of 11% per annum, payable on the maturity date on June 30, 2026, as amended on January 5, 2026. The promissory notes to Dr. Hsiao may be prepaid in advance of the maturity date without penalty. Dr. Hsiao is the Company’s Chairman and Interim CEO, and who beneficially owns in excess of 10% of the Company’s common stock.	The Company has outstanding notes payable Jane Hsiao, Ph.D. (“Dr. Hsiao”) which pertained to promissory notes issued in fiscal 2021 and 2022, in the principal amount of $75,000 and $75,000, respectively. The promissory notes accrue interest at a rate of 11% per annum, payable on the maturity date on June 30, 2026, as amended on January 5, 2026. The promissory notes to Dr. Hsiao may be prepaid in advance of the maturity date without penalty. Dr. Hsiao is the Company’s Chairman and Interim CEO, and who beneficially owns in excess of 10% of the Company’s common stock.		The Company has outstanding notes payable Jane Hsiao, Ph.D. (“Dr. Hsiao”) which pertained to promissory notes issued in fiscal 2021 and 2022, in the principal amount of $75,000 and $75,000, respectively. The promissory notes accrue interest at a rate of 11% per annum, payable on the maturity date on June 30, 2026, as amended on January 5, 2026. The promissory notes to Dr. Hsiao may be prepaid in advance of the maturity date without penalty. Dr. Hsiao is the Company’s Chairman and Interim CEO, and who beneficially owns in excess of 10% of the Company’s common stock.
Promissory notes, principal amount													$ 75,000	$ 75,000
Accrued interest rate	11.00%
Maturity date	Jun. 30, 2026
Dr Jane Hsiao [Member] | Promissory Note [Member] | Subsequent Event [Member]
Defined Benefit Plan Disclosure [Line Items]
Accrued interest rate	11.00%
Maturity date	Jun. 30, 2026